UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-22583

                                 Lincoln Advisors Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

                                        Fort Wayne, IN 46801

(Address of principal executive offices) (Zip code)

Jill R. Whitelaw, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

                                                 Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code:   (260) 455-3404

Date of fiscal year end:   September 30

Date of reporting period:   March 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Lincoln Advisors Trust:

Presidential Protected Profile Funds:

Presidential Managed Risk 2010 Fund

Presidential Managed Risk 2020 Fund

Presidential Managed Risk 2030 Fund

Presidential Managed Risk 2040 Fund

Presidential Managed Risk 2050 Fund

Presidential Managed Risk Moderate Fund

Presidential® Managed Risk Funds

Presidential® Managed Risk 2010 Fund

Presidential® Managed Risk 2020 Fund

Presidential® Managed Risk 2030 Fund

Presidential® Managed Risk 2040 Fund

Presidential® Managed Risk 2050 Fund

Presidential® Managed Risk Moderate Fund

each a series of Lincoln Advisors Trust

Semiannual Report

March 31, 2014

Presidential® Managed Risk Funds

Presidential® Managed Risk Funds

Disclosure

OF FUND EXPENSES (unaudited)

For the Period October 1, 2013 to March 31, 2014

As a Fund shareholder, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. Shareholders of other funds may also incur transaction costs, including sales charges (loads) on purchase payments, reinvested dividends or other distributions, redemption fees, and exchange fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Analyses are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 to March 31, 2014.

Actual Expenses

The first section of the tables, “Actual”, provides information about actual account values and actual expenses. You may use the information in this section of the tables, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the tables, “Hypothetical”, provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. The Funds do not charge certain transaction fees, redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Funds’ actual expenses shown in the tables reflect fee waivers in effect.

Presidential® Managed Risk 2010 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Annualized Expense Ratio	Expenses Paid During Period 10/1/13 to 3/31/14*
Actual
Class A	$1,000.00	$1,039.30	0.90%	$4.58
Class C	1,000.00	1,038.80	1.15%	5.85
Class I	1,000.00	1,040.90	0.65%	3.31
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.44	0.90%	$4.53
Class C	1,000.00	1,019.20	1.15%	5.79
Class I	1,000.00	1,021.69	0.65%	3.28

Presidential® Managed Risk 2020 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Annualized Expense Ratio	Expenses Paid During Period 10/1/13 to 3/31/14*
Actual
Class A	$1,000.00	$1,047.10	0.90%	$4.59
Class C	1,000.00	1,045.60	1.15%	5.86
Class I	1,000.00	1,048.60	0.65%	3.32
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.44	0.90%	$4.53
Class C	1,000.00	1,019.20	1.15%	5.79
Class I	1,000.00	1,021.69	0.65%	3.28

Presidential® Managed Risk 2030 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Annualized Expense Ratio	Expenses Paid During Period 10/1/13 to 3/31/14*
Actual
Class A	$1,000.00	$1,050.30	0.90%	$4.60
Class C	1,000.00	1,048.70	1.15%	5.87
Class I	1,000.00	1,051.80	0.65%	3.33
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.44	0.90%	$4.53
Class C	1,000.00	1,019.20	1.15%	5.79
Class I	1,000.00	1,021.69	0.65%	3.28

Presidential® Managed Risk Funds–1

Presidential® Managed Risk Funds

Disclosure

OF FUND EXPENSES (continued)

Presidential® Managed Risk 2040 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Annualized Expense Ratio	Expenses Paid During Period 10/1/13 to 3/31/14*
Actual
Class A	$1,000.00	$1,054.30	0.90%	$4.61
Class C	1,000.00	1,052.80	1.15%	5.89
Class I	1,000.00	1,055.90	0.65%	3.33
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.44	0.90%	$4.53
Class C	1,000.00	1,019.20	1.15%	5.79
Class I	1,000.00	1,021.69	0.65%	3.28

Presidential® Managed Risk 2050 Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Annualized Expense Ratio	Expenses Paid During Period 10/1/13 to 3/31/14*
Actual
Class A	$1,000.00	$1,055.70	0.90%	$4.61
Class C	1,000.00	1,055.10	1.15%	5.89
Class I	1,000.00	1,057.20	0.65%	3.33
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.44	0.90%	$4.53
Class C	1,000.00	1,019.20	1.15%	5.79
Class I	1,000.00	1,021.69	0.65%	3.28

Presidential® Managed Risk Moderate Fund

Expense Analysis of an Investment of $1,000

	Beginning Account Value 11/1/13	Ending Account Value 3/31/14	Annualized Expense Ratio	Expenses Paid During Period 10/1/13 to 3/31/14**
Actual
Class A	$1,000.00	$1,024.10	0.88%	$3.68
Class C	1,000.00	1,023.60	1.13%	4.73
Class I	1,000.00	1,025.60	0.63%	2.64
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,017.04	0.88%	$3.67
Class C	1,000.00	1,016.01	1.13%	4.71
Class I	1,000.00	1,018.08	0.63%	2.63
*	“Expenses Paid During Period” are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**

The Presidential® Managed Risk Moderate Fund commenced operations on November 1, 2013. The “Ending Account Value “for“ Actual “reflects the performance since inception and is not annualized and the “Expenses Paid During Period” for “Actual” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 151/365 (to reflect the number of days since inception).

Each Fund operates under a fund of funds structure. Each Fund invests a significant portion of its assets in other mutual funds, including exchange-traded funds (collectively, the Underlying Funds). In addition to the Funds’ expenses reflected above, the Funds also indirectly bear their portion of the fees and expenses of the applicable Underlying Funds. The Expense Analysis of an investment in each table above does not reflect the expenses of the Underlying Funds.

Presidential® Managed Risk Funds–2

Presidential® Managed Risk Funds

Security Type/Sector Allocations (unaudited)

As of March 31, 2014

Presidential® Managed Risk 2010 Fund

Security Type/Sector	Percentage of Net Assets
Unaffiliated Investment Companies	100.06%
Equity Funds	31.42%
Fixed Income Funds	43.29%
International Equity Funds	17.66%
International Fixed Income Fund	5.94%
Money Market Fund	1.75%
Total Value of Securities	100.06%
Liabilities Net of Receivables and Other Assets	(0.06%	)
Total Net Assets	100.00%

Presidential® Managed Risk 2020 Fund

Security Type/Sector	Percentage of Net Assets
Unaffiliated Investment Companies	99.65%
Equity Funds	37.74%
Fixed Income Funds	33.00%
International Equity Funds	21.29%
International Fixed Income Fund	4.88%
Money Market Fund	2.74%
Total Value of Securities	99.65%
Receivables and Other Assets Net of Liabilities	0.35%
Total Net Assets	100.00%

Presidential® Managed Risk 2030 Fund

Security Type/Sector	Percentage of Net Assets
Unaffiliated Investment Companies	99.21%
Commodity Fund	0.96%
Equity Funds	39.27%
Fixed Income Funds	24.98%
International Equity Funds	25.87%
International Fixed Income Fund	4.83%
Money Market Fund	3.30%
Total Value of Securities	99.21%
Receivables and Other Assets Net of Liabilities	0.79%
Total Net Assets	100.00%

Presidential® Managed Risk 2040 Fund

Security Type/Sector	Percentage of Net Assets
Unaffiliated Investment Companies	99.47%
Commodity Fund	0.95%
Equity Funds	44.57%
Fixed Income Funds	15.24%
International Equity Funds	31.30%
International Fixed Income Fund	2.87%
Money Market Fund	4.54%
Total Value of Securities	99.47%
Receivables and Other Assets Net of Liabilities	0.53%
Total Net Assets	100.00%

Presidential® Managed Risk 2050 Fund

Security Type/Sector	Percentage of Net Assets
Unaffiliated Investment Companies	99.62%
Commodity Fund	0.93%
Equity Funds	46.56%
Fixed Income Fund	4.68%
International Equity Funds	40.00%
International Fixed Income Fund	0.94%
Money Market Fund	6.51%
Total Value of Securities	99.62%
Receivables and Other Assets Net of Liabilities	0.38%
Total Net Assets	100.00%

Presidential® Managed Risk Moderate Fund

Security Type/Sector	Percentage of Net Assets
Unaffiliated Investment Companies	100.30%
Commodity Fund	0.97%
Equity Funds	33.75%
Fixed Income Funds	35.82%
International Equity Funds	21.27%
International Fixed Income Fund	4.88%
Money Market Fund	3.61%
Total Value of Securities	100.30%
Liabilities Net of Receivables and Other Assets	(0.30%	)
Total Net Assets	100.00%

Presidential® Managed Risk Funds–3

Presidential® Managed Risk 2010 Fund

Statement of Net Assets (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–100.06%
Equity Funds–31.42%
iShares Russell 2000 Index Fund	2,619	$304,694
iShares S&P MidCap 400 Index Fund	2,266	311,484
SPDR® S&P 500 ETF	23,416	4,379,729

		4,995,907

Fixed Income Funds–43.29%
iShares Barclays 0-5 Year TIPS Bond Fund	6,170	624,034
iShares Barclays TIPS Bond Fund	9,738	1,091,630
iShares Floating Rate Note Fund	12,375	627,536
SPDR® Barclays Capital High Yield Bond ETF	3,791	156,606
Vanguard Mortgage-Backed Securities ETF	15,125	781,963
Vanguard Total Bond Market ETF	44,357	3,601,345

		6,883,114

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–17.66%
iShares Core MSCI Emerging Markets ETF	6,620	$324,909
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	15,476	465,054
Vanguard FTSE Developed Markets ETF	48,873	2,016,989

		2,806,952

International Fixed Income Fund–5.94%
SPDR® Barclays Capital International Treasury Bond ETF	15,913	944,914

		944,914

Money Market Fund–1.75%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	278,192	278,192

		278,192

Total Unaffiliated Investment Companies (Cost $14,317,230)		15,909,079

TOTAL VALUE OF SECURITIES–100.06% (Cost $14,317,230)	15,909,079
« LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.06%)	(10,224)

NET ASSETS APPLICABLE TO 1,394,120 SHARES OUTSTANDING–100.00%	$15,898,855

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2010 FUND CLASS A ($13,446,563 / 1,179,194 Shares)	$11.40

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2010 FUND CLASS C ($11,689 / 1,026 Shares)	$11.39

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2010 FUND CLASS I ($2,440,603 / 213,900 Shares)	$11.41

COMPONENTS OF NET ASSETS AT MARCH 31, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$14,632,244
Undistributed net investment income	22,077
Accumulated net realized loss on investments	(331,672)
Net unrealized appreciation of investments and derivatives	1,576,206

Total net assets	$15,898,855

«

Includes $39,100 cash and $38,981 foreign currencies pledged as collateral for futures contracts, $66,970 payable for fund shares redeemed and $28,154 payable for securities purchased as of March 31, 2014.

Net Asset Value and Offering Price Per Share–Presidential® Managed Risk 2010 Fund
Net asset value Class A (A)	$11.40
Sales charge (5.75% of offering price) (B)	0.70

Offering price	$12.10

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

Presidential® Managed Risk Funds–4

Presidential® Managed Risk 2010 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at March 31, 2014:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(8) E-mini S&P 500 Index	$(744,242)	$(745,840)	6/23/14	$(1,598)
(2) Euro Currency	(347,544)	(344,350)	6/17/14	3,194

(10) Euro STOXX 50 Index	(409,833)	(427,072)	6/23/14	(17,239)

	$(1,501,619)			$(15,643)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–5

Presidential® Managed Risk 2020 Fund

Statement of Net Assets (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–99.65%
Equity Funds–37.74%
iShares Russell 2000 Index Fund	4,981	$579,490
iShares S&P MidCap 400 Index Fund	4,309	592,315
SPDR® S&P 500 ETF	34,995	6,545,465

		7,717,270

Fixed Income Funds–33.00%
iShares Barclays 0-5 Year TIPS Bond Fund	3,912	395,660
iShares Barclays TIPS Bond Fund	8,828	989,619
iShares Floating Rate Note Fund	11,770	596,857
SPDR® Barclays Capital High Yield Bond ETF	4,801	198,329
Vanguard Mortgage-Backed Securities ETF	11,512	595,170
Vanguard Total Bond Market ETF	48,933	3,972,870

		6,748,505

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–21.29%
iShares Core MSCI Emerging Markets ETF	12,535	$615,218
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	19,628	589,821
Vanguard FTSE Developed Markets ETF	76,294	3,148,653

		4,353,692

International Fixed Income Fund–4.88%
SPDR® Barclays Capital International Treasury Bond ETF	16,815	998,475

		998,475

Money Market Fund–2.74%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	559,684	559,684

		559,684

Total Unaffiliated Investment Companies (Cost $18,270,576)		20,377,626

TOTAL VALUE OF SECURITIES–99.65% (Cost $18,270,576)	20,377,626
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.35%	71,577

NET ASSETS APPLICABLE TO 1,751,693 SHARES OUTSTANDING–100.00%	$20,449,203

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2020 FUND CLASS A ($17,400,000 / 1,490,653 Shares)	$11.67

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2020 FUND CLASS C ($11,958 / 1,025 Shares)	$11.67

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2020 FUND CLASS I ($3,037,245 / 260,014 Shares)	$11.68

COMPONENTS OF NET ASSETS AT MARCH 31, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$18,792,989
Undistributed net investment income	38,318
Accumulated net realized loss on investments	(471,115)
Net unrealized appreciation of investments and derivatives	2,089,011

Total net assets	$20,449,203

«

Includes $56,575 cash and $50,675 foreign currencies pledged as collateral for futures contracts, $50,545 payable for securities purchased and $22,774 payable for fund shares redeemed as of March 31, 2014.

Net Asset Value and Offering Price Per Share–Presidential® Managed Risk 2020 Fund
Net asset value Class A (A)	$11.67
Sales charge (5.75% of offering price) (B)	0.71

Offering price	$12.38

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

Presidential® Managed Risk Funds–6

Presidential® Managed Risk 2020 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at March 31, 2014:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(11) E-mini S&P 500 Index	$(1,023,333)	$(1,025,530)	6/23/14	$(2,197)
(4) Euro Currency	(695,088)	(688,700)	6/17/14	6,388
(13) Euro STOXX 50 Index	(532,962)	(555,193)	6/23/14	(22,231)

	$(2,251,383)			$(18,040)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–7

Presidential® Managed Risk 2030 Fund

Statement of Net Assets (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–99.21%
Commodity Fund–0.96%
†iShares S&P GSCI Commodity-Indexed Trust	3,695	$121,824

		121,824

Equity Funds–39.27%
iShares Russell 2000 Index Fund	3,049	354,721
iShares S&P MidCap 400 Index Fund	2,640	362,894
SPDR® S&P 500 ETF	22,687	4,243,377

		4,960,992

Fixed Income Funds–24.98%
iShares Barclays 0-5 Year TIPS Bond Fund	2,395	242,230
iShares Barclays TIPS Bond Fund	2,160	242,136
iShares Floating Rate Note Fund	4,797	243,256
SPDR® Barclays Capital High Yield Bond ETF	2,943	121,575
Vanguard Mortgage-Backed Securities ETF	4,696	242,783
Vanguard Total Bond Market ETF	25,417	2,063,606

		3,155,586

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–25.87%
iShares Core MSCI Emerging Markets ETF	10,226	$501,892
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	11,993	360,390
Vanguard FTSE Developed Markets ETF	52,413	2,163,085
Vanguard Total World Stock ETF	4,061	242,320

		3,267,687

International Fixed Income Fund–4.83%
SPDR® Barclays Capital International Treasury Bond ETF	10,280	610,426

		610,426

Money Market Fund–3.30%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	416,662	416,662

		416,662

Total Unaffiliated Investment Companies (Cost $10,910,886)		12,533,177

TOTAL VALUE OF SECURITIES–99.21% (Cost $10,910,886)	12,533,177
«RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.79%	99,566

NET ASSETS APPLICABLE TO 1,075,831 SHARES OUTSTANDING–100.00%	$12,632,743

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2030 FUND CLASS A ($9,930,080 / 845,814 Shares)	$11.74

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2030 FUND CLASS C ($12,028 / 1,025 Shares)	$11.73

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2030 FUND CLASS I ($2,690,635 / 228,992 Shares)	$11.75

COMPONENTS OF NET ASSETS AT MARCH 31, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$11,378,732
Undistributed net investment income	26,572
Accumulated net realized loss on investments	(381,009)
Net unrealized appreciation of investments and derivatives	1,608,448

Total net assets	$12,632,743

†	Non-income producing for the period.

«Includes $34,775 cash and $35,083 foreign currencies pledged as collateral for futures contracts as of March 31, 2014.

Net Asset Value and Offering Price Per Share–Presidential® Managed Risk 2030 Fund
Net asset value Class A (A)	$11.74
Sales charge (5.75% of offering price) (B)	0.72

Offering price	$12.46

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

Presidential® Managed Risk Funds–8

Presidential® Managed Risk 2030 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at March 31, 2014:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(7) E-mini S&P 500 Index	$(651,212)	$(652,610)	6/23/14	$(1,398)
(2) Euro Currency	(347,544)	(344,350)	6/17/14	3,194
(9) Euro STOXX 50 Index	(368,725)	(384,364)	6/23/14	(15,639)

	$(1,367,481)			$(13,843)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–9

Presidential® Managed Risk 2040 Fund

Statement of Net Assets (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–99.47%
Commodity Fund–0.95%
†iShares S&P GSCI Commodity-Indexed Trust	2,476	$81,634

		81,634

Equity Funds–44.57%
iShares Russell 2000 Index Fund	2,726	317,143
iShares S&P MidCap 400 Index Fund	2,356	323,856
SPDR® S&P 500 ETF	16,979	3,175,752

		3,816,751

Fixed Income Funds–15.24%
iShares Floating Rate Note Fund	1,610	81,643
SPDR® Barclays Capital High Yield Bond ETF	1,973	81,505
Vanguard Mortgage-Backed Securities ETF	3,150	162,855
Vanguard Total Bond Market ETF	12,055	978,745

		1,304,748

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–31.30%
iShares Core MSCI Emerging Markets ETF	6,861	$336,738
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	8,051	241,932
Vanguard FTSE Developed Markets ETF	43,056	1,776,921
Vanguard Total World Stock ETF	5,447	325,022

		2,680,613

International Fixed Income Fund–2.87%
SPDR® Barclays Capital International Treasury Bond ETF	4,139	245,774

		245,774

Money Market Fund–4.54%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	388,309	388,309

		388,309

Total Unaffiliated Investment Companies (Cost $7,256,162)		8,517,829

TOTAL VALUE OF SECURITIES–99.47% (Cost $7,256,162)	8,517,829
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.53%	45,702

NET ASSETS APPLICABLE TO 710,550 SHARES OUTSTANDING–100.00%	$8,563,531

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2040 FUND CLASS A ($5,682,853 / 471,624 Shares)	$12.05

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2040 FUND CLASS C ($12,375 / 1,028 Shares)	$12.04

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2040 FUND CLASS I ($2,868,303 / 237,898 Shares)	$12.06

COMPONENTS OF NET ASSETS AT MARCH 31, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$7,620,300
Undistributed net investment income	20,206
Accumulated net realized loss on investments	(328,674)
Net unrealized appreciation of investments and derivatives.	1,251,699

Total net assets	$8,563,531

†	Non-income producing for the period.

«	Includes $26,125 cash and $27,286 foreign currencies pledged as collateral for futures contracts and $7,820 payable for securities purchased as of March 31, 2014.

Net Asset Value and Offering Price Per Share–Presidential® Managed Risk 2040 Fund
Net asset value Class A (A)	$12.05
Sales charge (5.75% of offering price) (B)	0.74

Offering price	$12.79

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

Presidential® Managed Risk Funds–10

Presidential® Managed Risk 2040 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at March 31, 2014:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(5) E-mini S&P 500 Index	$(465,151)	$(466,150)	6/23/14	$(999)
(2) Euro Currency	(347,544)	(344,350)	6/17/14	3,194
(7) Euro STOXX 50 Index	(286,787)	(298,950)	6/23/14	(12,163)

	$(1,099,482)			$(9,968)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–11

Presidential® Managed Risk 2050 Fund

Statement of Net Assets (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–99.62%
Commodity Fund–0.93%
†iShares S&P GSCI Commodity-Indexed Trust	1,427	$47,048

		47,048

Equity Funds–46.56%
iShares Russell 2000 Index Fund	1,571	182,770
iShares S&P MidCap 400 Index Fund	1,359	186,808
SPDR® S&P 500 ETF	10,543	1,971,963

		2,341,541

Fixed Income Fund–4.68%
Vanguard Total Bond Market ETF	2,898	235,289

		235,289

International Equity Funds–40.00%
iShares Core MSCI Emerging Markets ETF	3,954	194,062
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	6,199	186,280
Vanguard FTSE Developed Markets ETF	34,995	1,444,244

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
Vanguard Total World Stock ETF	3,138	$187,244

		2,011,830

International Fixed Income Fund–0.94%
SPDR® Barclays Capital International Treasury Bond ETF	794	47,148

		47,148

Money Market Fund–6.51%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	327,660	327,660

		327,660

Total Unaffiliated Investment Companies (Cost $4,045,262)		5,010,516

TOTAL VALUE OF SECURITIES–99.62% (Cost $4,045,262)	5,010,516
« RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.38%	19,058

NET ASSETS APPLICABLE TO 414,789 SHARES OUTSTANDING–100.00%	$5,029,574

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2050 FUND CLASS A ($2,154,748 / 177,761 Shares)	$12.12

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2050 FUND CLASS C ($12,505 / 1,033 Shares)	$12.11

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK 2050 FUND CLASS I ($2,862,321 / 235,995 Shares)	$12.13

COMPONENTS OF NET ASSETS AT MARCH 31, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$4,339,289
Undistributed net investment income	13,281
Accumulated net realized loss on investments	(283,729)
Net unrealized appreciation of investments and derivatives.	960,733

Total net assets	$5,029,574

†	Non-income producing for the period.

«

Includes $17,475 cash and $15,592 foreign currencies pledged as collateral for futures contracts and $5,679 payable for securities purchased and $230 payable for fund shares redeemed as of March 31, 2014.

Net Asset Value and Offering Price Per Share–Presidential® Managed Risk 2050 Fund
Net asset value Class A (A)	$12.12
Sales charge (5.75% of offering price) (B)	0.74

Offering price	$12.86

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

Presidential® Managed Risk Funds–12

Presidential® Managed Risk 2050 Fund

Statement of Net Assets (continued)

The following futures contracts were outstanding at March 31, 2014:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(3) E-mini S&P 500 Index	$(279,091)	$(279,690)	6/23/14	$(599)
(2) Euro Currency	(347,544)	(344,350)	6/17/14	3,194
(4) Euro STOXX 50 Index	(163,713)	(170,829)	6/23/14	(7,116)

	$(790,348)			$(4,521)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 5 in “Notes to Financial Statements.”

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–13

Presidential® Managed Risk Moderate Fund

Statement of Net Assets (unaudited)

March 31, 2014

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES–100.30%
Commodity Fund–0.97%
†iShares S&P GSCI Commodity-Indexed Trust	606	$19,980

		19,980

Equity Funds–33.75%
iShares Russell 2000 Index Fund	501	58,286
iShares S&P MidCap 400 Index Fund	289	39,726
SPDR® S&P 500 ETF	3,204	599,276

		697,288

Fixed Income Funds–35.82%
iShares Barclays TIPS Bond Fund	355	39,796
iShares Floating Rate Note Fund	1,580	80,122
SPDR® Barclays Capital High Yield Bond ETF	1,453	60,023
Vanguard Mortgage-Backed Securities ETF	386	19,956
Vanguard Total Bond Market ETF	6,654	540,238

		740,135

	Number of Shares	Value (U.S. $)

UNAFFILIATED INVESTMENT COMPANIES (continued)
International Equity Funds–21.27%
iShares Core MSCI Emerging Markets ETF	1,685	$82,700
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund	1,322	39,726
Vanguard FTSE Developed Markets ETF	7,685	317,160

		439,586

International Fixed Income Fund–4.88%
SPDR® Barclays Capital International Treasury Bond ETF	1,697	100,768

		100,768

Money Market Fund–3.61%
Dreyfus Treasury & Agency Cash Management Fund - Institutional Shares	74,715	74,715

		74,715

Total Unaffiliated Investment Companies (Cost $2,028,208)		2,072,472

TOTAL VALUE OF SECURITIES–100.30% (Cost $2,028,208)	2,072,472
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.30%)	(6,196)

NET ASSETS APPLICABLE TO 202,837 SHARES OUTSTANDING–100.00%	$2,066,276

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK MODERATE FUND CLASS A ($26,036 / 2,557 Shares)	$10.18

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK MODERATE FUND CLASS C ($10,231 / 1,005.5 Shares)	$10.18

NET ASSET VALUE–PRESIDENTIAL® MANAGED RISK MODERATE FUND CLASS I ($2,030,009 / 199,274 Shares)	$10.19

COMPONENTS OF NET ASSETS AT MARCH 31, 2014:
Shares of beneficial interest (unlimited authorization–no par)	$2,028,623
Undistributed net investment income	3,960
Accumulated net realized loss on investments	(10,571)
Net unrealized appreciation of investments.	44,264

Total net assets	$2,066,276

†	Non-income producing for the period.

Net Asset Value and Offering Price Per Share–Presidential® Managed Risk Moderate Fund
Net asset value Class A (A)	$10.18
Sales charge (5.75% of offering price) (B)	0.62

Offering price	$10.80

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

Summary of Abbreviations:

ETF–Exchange-Traded Fund

SPDR®–Standard & Poor’s Depositary Receipts

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–14

Presidential® Managed Risk Funds

Statements of Operations

Six Months Ended March 31, 2014 (unaudited)

	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund*
INVESTMENT INCOME:
Dividends from unaffiliated investment companies	$176,657	$227,953	$146,766	$99,773	$62,580	$22,305

EXPENSES:
Accounting and administration expenses	58,114	66,431	50,108	39,225	31,258	18,434
Management fees	30,730	38,158	24,634	16,191	9,590	3,354
Registration fees	21,858	22,289	21,266	20,472	19,979	44,846
Distribution fees-Class A	16,204	20,197	12,137	6,606	2,512	15
Distribution fees-Class C	29	29	29	30	31	21
Professional fees	17,954	20,560	15,462	13,110	10,956	10,889
Shareholder servicing fees	11,524	14,309	9,238	6,072	3,596	1,093
Transfer agent fees and expenses	10,350	10,341	10,340	10,340	10,340	6,308
Reports and statements to shareholders	7,969	9,002	7,055	5,710	4,696	6,312
Service fees	3,393	3,444	3,347	3,284	3,237	5,044
Custodian fees	2,313	2,215	1,873	1,382	933	296
Consulting fees	1,495	1,500	1,336	1,224	1,135	1,125
Trustees’ fees and expenses	159	176	115	75	48	14
Pricing fees	59	58	62	55	44	15
Other	1,654	1,914	1,562	1,265	1,055	651

	183,805	210,623	158,564	125,041	99,410	98,417
Less expenses reimbursed	(109,954)	(118,851)	(100,210)	(88,046)	(78,887)	(92,257)
Less management fees waived	(7,682)	(9,539)	(6,158)	(4,048)	(2,397)	(838)

Total operating expenses	66,169	82,233	52,196	32,947	18,126	5,322

NET INVESTMENT INCOME	110,488	145,720	94,570	66,826	44,454	16,983

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Sale of investments in unaffiliated investment companies	55,367	28,857	20,046	5,308	10,013	1,573
Futures contracts	(121,548)	(170,533)	(122,659)	(112,591)	(82,113)	(12,183)
Foreign currencies	1,419	2,173	1,614	1,189	776	39

Net realized loss	(64,762)	(139,503)	(100,999)	(106,094)	(71,324)	(10,571)

Net change in unrealized appreciation (depreciation) of:
Investments in unaffiliated investment companies	573,285	878,333	618,255	465,543	290,734	44,264
Futures contracts	(13,005)	(12,922)	(9,293)	(6,334)	(2,316)	—
Foreign currencies	(340)	(338)	(265)	(158)	(137)	—

Net change in unrealized appreciation (depreciation)	559,940	865,073	608,697	459,051	288,281	44,264

NET REALIZED AND UNREALIZED GAIN	495,178	725,570	507,698	352,957	216,957	33,693

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$605,666	$871,290	$602,268	$419,783	$261,411	$50,676

*Commenced operations on November 1, 2013.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–15

Presidential® Managed Risk Funds

Statements of Changes in Net Assets

	Presidential® Managed Risk 2010 Fund		Presidential® Managed Risk 2020 Fund		Presidential® Managed Risk 2030 Fund
	Six Months Ended 3/31/14 (Unaudited)	Year Ended 9/30/13	Six Months Ended 3/31/14 (Unaudited)	Year Ended 9/30/13	Six Months Ended 3/31/14 (Unaudited)	Year Ended 9/30/13
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$110,488	$150,727	$145,720	$153,798	$94,570	$111,416
Net realized loss	(64,762)	(194,155)	(139,503)	(238,148)	(100,999)	(180,600)
Net change in unrealized appreciation (depreciation)	559,940	743,154	865,073	945,529	608,697	776,593

Net increase in net assets resulting from operations	605,666	699,726	871,290	861,179	602,268	707,409

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(152,406)	(61,215)	(181,374)	(51,178)	(114,247)	(34,668)
Class C	(110)	(68)	(104)	(66)	(111)	(59)
Class I	(34,092)	(16,254)	(39,256)	(15,974)	(36,586)	(14,264)
Net realized gain:
Class A	—	(7,063)	—	(2,047)	—	—
Class C	—	(9)	—	(3)	—	—
Class I	—	(1,806)	—	(607)	—	—

	(186,608)	(86,415)	(220,734)	(69,875)	(150,944)	(48,991)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	2,772,689	9,861,129	3,289,788	11,058,811	1,347,917	8,668,391
Class I	8,365	94,267	184,026	598,671	58,810	213,227
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	152,406	68,278	181,374	53,225	114,247	34,668
Class C	110	77	104	68	111	59
Class I	34,092	18,060	39,256	16,581	36,586	14,264

	2,967,662	10,041,811	3,694,548	11,727,356	1,557,671	8,930,609

Cost of shares redeemed:
Class A	(2,646,602)	(3,212,244)	(1,370,621)	(1,420,273)	(1,262,513)	(1,833,667)
Class I	(8,572)	(257)	(94,858)	(89,557)	(4,122)	(583)

	(2,655,174)	(3,212,501)	(1,465,479)	(1,509,830)	(1,266,635)	(1,834,250)

Increase in net assets derived from capital share transactions	312,488	6,829,310	2,229,069	10,217,526	291,036	7,096,359

NET INCREASE IN NET ASSETS	731,546	7,442,621	2,879,625	11,008,830	742,360	7,754,777
NET ASSETS:
Beginning of period	15,167,309	7,724,688	17,569,578	6,560,748	11,890,383	4,135,606

End of period	$15,898,855	$15,167,309	$20,449,203	$17,569,578	$12,632,743	$11,890,383

Undistributed net investment income	$22,077	$98,197	$38,318	$113,332	$26,572	$82,946

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–16

Presidential® Managed Risk Funds

Statements of Changes in Net Assets (continued)

	Presidential® Managed Risk 2040 Fund		Presidential® Managed Risk 2050 Fund		Presidential® Managed Risk Moderate Fund
	Six Months Ended 3/31/14 (Unaudited)	Year Ended 9/30/13	Six Months Ended 3/31/14 (Unaudited)	Year Ended 9/30/13	11/1/13* to 3/31/14
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$66,826	$78,527	$44,454	$57,372	$16,983
Net realized loss	(106,094)	(127,256)	(71,324)	(108,953)	(10,571)
Net change in unrealized appreciation (depreciation)	459,051	587,616	288,281	480,238	44,264

Net increase in net assets resulting from operations	419,783	538,887	261,411	428,657	50,676

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(65,529)	(18,624)	(27,610)	(11,206)	(61)
Class C	(121)	(67)	(142)	(91)	(56)
Class I	(40,979)	(15,985)	(45,178)	(21,965)	(12,906)
Net realized gain:
Class A	—	(252)	—	—	—
Class C	—	(1)	—	—	—
Class I	—	(202)	—	—	—

	(106,629)	(35,131)	(72,930)	(33,262)	(13,023)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
Class A	1,099,237	4,165,464	331,918	1,800,721	25,675
Class C	—	—	—	1	10,000
Class I	53,246	377,199	62,447	225,579	1,979,925
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	65,529	18,876	27,610	11,206	61
Class C	121	68	142	91	56
Class I	40,979	16,187	45,178	21,965	12,906

	1,259,112	4,577,794	467,295	2,059,563	2,028,623

Cost of shares redeemed:
Class A	(413,813)	(637,055)	(161,639)	(339,317)	—
Class I	(79,504)	(1,104)	(17,311)	(24,175)	—

	(493,317)	(638,159)	(178,950)	(363,492)	—

Increase in net assets derived from capital share transactions	765,795	3,939,635	288,345	1,696,071	2,028,623

NET INCREASE IN NET ASSETS	1,078,949	4,443,391	476,826	2,091,466	2,066,276
NET ASSETS:
Beginning of period	7,484,582	3,041,191	4,552,748	2,461,282	—

End of period	$8,563,531	$7,484,582	$5,029,574	$4,552,748	$2,066,276

Undistributed net investment income	$20,206	$60,009	$13,281	$41,757	$3,960

* Date of commencement of operations.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–17

Presidential® Managed Risk 2010 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2010 Fund Class A

	Six Months Ended 3/31/14[1] (Unaudited)	Year Ended 9/30/13	11/2/11[2] to 9/30/12

Net asset value, beginning of period	$ 11.10	$ 10.58	$ 10.00

Income from investment operations:
Net investment income[3]	0.08	0.13	0.17
Net realized and unrealized gain	0.35	0.48	0.52

Total from investment operations	0.43	0.61	0.69

Less dividends and distributions from:
Net investment income	(0.13)	(0.08)	(0.11)
Net realized gain	—	(0.01)	—

Total dividends and distributions	(0.13)	(0.09)	(0.11)

Net asset value, end of period	$ 11.40	$ 11.10	$ 10.58

Total return[4]	3.93%	5.78%	6.95%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13,446	$12,812	$ 5,592
Ratio of expenses to average net assets[5]	0.90%	0.90%	0.86%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.43%	2.56%	5.41%
Ratio of net investment income to average net assets	1.40%	1.18%	1.79%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.13%)	(0.48%)	(2.76%)
Portfolio turnover	21%	36%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–18

Presidential® Managed Risk 2010 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2010 Fund Class C

	Six Months Ended 3/31/14[1] (Unaudited)	Year Ended 9/30/13	11/2/11[2] to 9/30/12

Net asset value, beginning of period	$ 11.07	$ 10.58	$ 10.00

Income from investment operations:
Net investment income[3]	0.06	0.10	0.14
Net realized and unrealized gain	0.37	0.47	0.53

Total from investment operations	0.43	0.57	0.67

Less dividends and distributions from:
Net investment income	(0.11)	(0.07)	(0.09)
Net realized gain	—	(0.01)	—

Total dividends and distributions	(0.11)	(0.08)	(0.09)

Net asset value, end of period	$ 11.39	$ 11.07	$ 10.58

Total return[4]	3.88%	5.39%	6.76%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 12	$ 11	$ 11
Ratio of expenses to average net assets[5]	1.15%	1.15%	1.11%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.68%	2.81%	5.66%
Ratio of net investment income to average net assets	1.14%	0.93%	1.54%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.39%)	(0.73%)	(3.01%)
Portfolio turnover	21%	36%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–19

Presidential® Managed Risk 2010 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2010 Fund Class I

	Six Months Ended 3/31/14[1] (Unaudited)	Year Ended 9/30/13	11/2/11[2] to 9/30/12

Net asset value, beginning of period	$11.12	$ 10.58	$ 10.00

Income from investment operations:
Net investment income[3]	0.09	0.15	0.19
Net realized and unrealized gain	0.36	0.48	0.53

Total from investment operations	0.45	0.63	0.72

Less dividends and distributions from:
Net investment income	(0.16)	(0.08)	(0.14)
Net realized gain.	—	(0.01)	—

Total dividends and distributions	(0.16)	(0.09)	(0.14)

Net asset value, end of period	$11.41	$ 11.12	$ 10.58

Total return[4]	4.09%	6.00%	7.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,441	$ 2,344	$ 2,122
Ratio of expenses to average net assets[5]	0.65%	0.65%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.18%	2.31%	5.16%
Ratio of net investment income to average net assets	1.65%	1.43%	2.04%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.12%	(0.23%)	(2.51%)
Portfolio turnover	21%	36%	42%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–20

Presidential® Managed Risk 2020 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2020 Fund Class A

	Six Months Ended 3/31/14[1] (Unaudited)	Year Ended 9/30/13	11/2/11[2] to 9/30/12

Net asset value, beginning of period	$ 11.27	$ 10.57	$10.00

Income from investment operations:
Net investment income[3]	0.09	0.13	0.18
Net realized and unrealized gain	0.44	0.65	0.51

Total from investment operations	0.53	0.78	0.69

Less dividends and distributions from:
Net investment income	(0.13)	(0.08)	(0.12)
Net realized gain	—	—[4]	—

Total dividends and distributions	(0.13)	(0.08)	(0.12)

Net asset value, end of period	$ 11.67	$ 11.27	$10.57

Total return[5]	4.71%	7.41%	6.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$17,400	$14,747	$ 4,415
Ratio of expenses to average net assets[6]	0.90%	0.90%	0.86%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	2.24%	2.56%	5.73%
Ratio of net investment income to average net assets	1.49%	1.22%	1.93%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.15%	(0.44%)	(2.94%)
Portfolio turnover	12%	21%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain on investments distributions of $2,047 were made by the Fund’s Class A shares, which calculated to de minimus amounts of $0.00 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–21

Presidential® Managed Risk 2020 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2020 Fund Class C

	Six Months Ended 3/31/14[1] (Unaudited)	Year Ended 9/30/13		11/2/11[2] to 9/30/12

Net asset value, beginning of period	$ 11.25	$ 10.57		$ 10.00

Income from investment operations:
Net investment income[3]	0.07	0.11		0.16
Net realized and unrealized gain	0.45	0.64		0.51

Total from investment operations	0.52	0.75		0.67

Less dividends and distributions from:
Net investment income	(0.10)	(0.07)		(0.10)
Net realized gain	—	—	[4]	—

Total dividends and distributions	(0.10)	(0.07)		(0.10)

Net asset value, end of period	$ 11.67	$ 11.25		$ 10.57

Total return[5]	4.56%	7.12%		6.74%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 12	$ 12		$ 11
Ratio of expenses to average net assets[6]	1.15%	1.15%		1.11%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	2.49%	2.81%		5.98%
Ratio of net investment income to average net assets	1.24%	0.97%		1.68%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.10%)	(0.69%)		(3.19%)
Portfolio turnover.	12%	21%		29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain on investments distributions of $3 were made by the Fund’s Class C shares, which calculated to de minimus amounts of $0.00 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–22

Presidential® Managed Risk 2020 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2020 Fund Class I

	Six Months
	Ended	Year	11/2/11[2]
	3/31/14[1]	Ended	to
	(Unaudited)	9/30/13	9/30/12

Net asset value, beginning of period	$ 11.29	$ 10.57	$ 10.00

Income from investment operations:
Net investment income[3]	0.10	0.16	0.20
Net realized and unrealized gain	0.45	0.64	0.51

Total from investment operations	0.55	0.80	0.71

Less dividends and distributions from:
Net investment income	(0.16)	(0.08)	(0.14)
Net realized gain.	—	—[4]	—

Total dividends and distributions	(0.16)	(0.08)	(0.14)

Net asset value, end of period	$ 11.68	$ 11.29	$ 10.57

Total return[5]	4.86%	7.64%	7.21%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 3,037	$ 2,811	$ 2,135
Ratio of expenses to average net assets[6]	0.65%	0.65%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	1.99%	2.31%	5.48%
Ratio of net investment income to average net assets	1.74%	1.47%	2.18%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.40%	(0.19%)	(2.69%)
Portfolio turnover	12%	21%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain on investments distributions of $607 were made by the Fund’s Class I shares, which calculated to de minimus amounts of $0.00 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–23

Presidential® Managed Risk 2030 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2030 Fund Class A

	Six Months
	Ended	Year	11/2/11[2]
	3/31/14[1]	Ended	to
	(Unaudited)	9/30/13	9/30/12

Net asset value, beginning of period	$ 11.31	$ 10.51	$ 10.00

Income from investment operations:
Net investment income[3]	0.09	0.14	0.18
Net realized and unrealized gain	0.48	0.73	0.45

Total from investment operations	0.57	0.87	0.63

Less dividends and distributions from:
Net investment income	(0.14)	(0.07)	(0.12)

Total dividends and distributions.	(0.14)	(0.07)	(0.12)

Net asset value, end of period	$ 11.74	$ 11.31	$ 10.51

Total return[4]	5.03%	8.30%	6.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 9,930	$ 9,373	$ 2,015
Ratio of expenses to average net assets[5]	0.90%	0.90%	0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.63%	3.05%	6.90%
Ratio of net investment income to average net assets	1.48%	1.25%	1.94%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.25%)	(0.90%)	(4.11%)
Portfolio turnover	14%	32%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–24

Presidential® Managed Risk 2030 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2030 Fund Class C

	Six Months
	Ended	Year	11/2/11[2]
	3/31/14[1]	Ended	to
	(Unaudited)	9/30/13	9/30/12

Net asset value, beginning of period	$ 11.29	$ 10.50	$ 10.00

Income from investment operations:
Net investment income[3]	0.07	0.11	0.16
Net realized and unrealized gain	0.47	0.74	0.44

Total from investment operations	0.54	0.85	0.60

Less dividends and distributions from:
Net investment income	(0.10)	(0.06)	(0.10)

Total dividends and distributions	(0.10)	(0.06)	(0.10)

Net asset value, end of period	$ 11.73	$ 11.29	$ 10.50

Total return[4]	4.87%	8.12%	6.07%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 12	$ 11	$ 11
Ratio of expenses to average net assets[5]	1.15%	1.15%	1.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.88%	3.30%	7.15%
Ratio of net investment income to average net assets	1.23%	1.00%	1.69%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.50%)	(1.15%)	(4.36%)
Portfolio turnover	14%	32%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–25

Presidential® Managed Risk 2030 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2030 Fund Class I

	Six Months
	Ended	Year	11/2/11[2]
	3/31/14[1]	Ended	to
	(Unaudited)	9/30/13	9/30/12

Net asset value, beginning of period	$ 11.33	$ 10.50	$ 10.00

Income from investment operations:
Net investment income[3]	0.10	0.16	0.20
Net realized and unrealized gain	0.49	0.74	0.45

Total from investment operations	0.59	0.90	0.65

Less dividends and distributions from:
Net investment income	(0.17)	(0.07)	(0.15)

Total dividends and distributions	(0.17)	(0.07)	(0.15)

Net asset value, end of period	$ 11.75	$ 11.33	$ 10.50

Total return[4]	5.18%	8.64%	6.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,691	$ 2,506	$ 2,110
Ratio of expenses to average net assets[5]	0.65%	0.65%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.38%	2.80%	6.65%
Ratio of net investment income to average net assets	1.73%	1.50%	2.19%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.00%	(0.65%)	(3.86%)
Portfolio turnover	14%	32%	31%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–26

Presidential® Managed Risk 2040 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2040 Fund Class A

	Six Months
	Ended	Year	11/2/11[2]
	3/31/14[1]	Ended	to
	(Unaudited)	9/30/13	9/30/12

Net asset value, beginning of period	$11.57	$10.54	$10.00

Income from investment operations:
Net investment income[3]	0.09	0.15	0.20
Net realized and unrealized gain	0.54	0.95	0.47

Total from investment operations	0.63	1.10	0.67

Less dividends and distributions from:
Net investment income	(0.15)	(0.07)	(0.13)
Net realized gain	—	— [4]	—

Total dividends and distributions	(0.15)	(0.07)	(0.13)

Net asset value, end of period	$12.05	$11.57	$10.54

Total return[5]	5.43%	10.56%	6.82%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,683	$4,729	$898
Ratio of expenses to average net assets[6]	0.90%	0.90%	0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	3.17%	3.96%	7.81%
Ratio of net investment income to average net assets	1.56%	1.35%	2.07%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.71% )	(1.71% )	(4.89% )
Portfolio turnover	11%	26%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain on investments distributions of $252 were made by the Fund’s Class A shares, which calculated to de minimus amounts of $0.00 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–27

Presidential® Managed Risk 2040 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2040 Fund Class C

	Six Months
	Ended	Year	11/2/11[2]
	3/31/14[1]	Ended	to
	(Unaudited)	9/30/13	9/30/12

Net asset value, beginning of period	$11.55	$10.54	$10.00

Income from investment operations:
Net investment income[3]	0.08	0.12	0.17
Net realized and unrealized gain	0.53	0.96	0.48

Total from investment operations	0.61	1.08	0.65

Less dividends and distributions from:
Net investment income	(0.12)	(0.07)	(0.11)
Net realized gain	—	— [4]	—

Total dividends and distributions	(0.12)	(0.07)	(0.11)

Net asset value, end of period	$12.04	$11.55	$10.54

Total return[5]	5.28%	10.28%	6.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13	$12	$11
Ratio of expenses to average net assets[6]	1.15%	1.15%	1.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	3.42%	4.21%	8.06%
Ratio of net investment income to average net assets	1.31%	1.10%	1.82%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.96% )	(1.96% )	(5.14% )
Portfolio turnover	11%	26%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain on investments distributions of $1 were made by the Fund’s Class C shares, which calculated to de minimus amounts of $0.00 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–28

Presidential® Managed Risk 2040 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2040 Fund Class I

	Six Months
	Ended	Year		11/2/11[2]
	3/31/14[1]	Ended		to
	(Unaudited)	9/30/13		9/30/12

Net asset value, beginning of period	$11.59	$10.54		$10.00

Income from investment operations:
Net investment income[3]	0.11	0.18		0.22
Net realized and unrealized gain	0.54	0.95		0.48

Total from investment operations	0.65	1.13		0.70

Less dividends and distributions from:
Net investment income	(0.18)	(0.08)		(0.16)
Net realized gain	—	—	[4]	—

Total dividends and distributions	(0.18)	(0.08)		(0.16)

Net asset value, end of period	$12.06	$11.59		$10.54

Total return[5]	5.59%	10.80%		7.09%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,868	$2,744		$2,132
Ratio of expenses to average net assets[6]	0.65%	0.65%		0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[6]	2.92%	3.71%		7.56%
Ratio of net investment income to average net assets	1.81%	1.60%		2.32%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.46% )	(1.46%	)	(4.64% )
Portfolio turnover	11%	26%		29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Net realized gain on investments distributions of $202 were made by the Fund’s Class I shares, which calculated to de minimus amounts of $0.00 per share.

[5]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[6]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–29

Presidential® Managed Risk 2050 Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2050 Fund Class A

	Six Months
	Ended	Year	11/2/11[2]
	3/31/14[1]	Ended	to
	(Unaudited)	9/30/13	9/30/12

Net asset value, beginning of period	$11.64	$10.46	$10.00

Income from investment operations:
Net investment income[3]	0.10	0.16	0.22
Net realized and unrealized gain	0.55	1.12	0.38

Total from investment operations	0.65	1.28	0.60

Less dividends and distributions from:
Net investment income	(0.17)	(0.10)	(0.14)

Total dividends and distributions	(0.17)	(0.10)	(0.14)

Net asset value, end of period	$12.12	$11.64	$10.46

Total return[4]	5.57%	12.31%	6.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,155	$1,877	$266
Ratio of expenses to average net assets[5]	0.90%	0.90%	0.84%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	4.29%	5.11%	8.34%
Ratio of net investment income to average net assets	1.71%	1.42%	2.32%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.68% )	(2.79% )	(5.18% )
Portfolio turnover	9%	25%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–30

Presidential® Managed Risk 2050 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2050 Fund Class C

	Six Months
	Ended	Year	11/2/11[2]
	3/31/14[1]	Ended	to
	(Unaudited)	9/30/13	9/30/12

Net asset value, beginning of period	$11.61	$10.46	$10.00

Income from investment operations:
Net investment income[3]	0.09	0.13	0.19
Net realized and unrealized gain	0.55	1.11	0.39

Total from investment operations	0.64	1.24	0.58

Less dividends and distributions from:
Net investment income	(0.14)	(0.09)	(0.12)

Total dividends and distributions	(0.14)	(0.09)	(0.12)

Net asset value, end of period	$12.11	$11.61	$10.46

Total return[4]	5.51%	11.95%	5.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$13	$12	$10
Ratio of expenses to average net assets[5]	1.15%	1.15%	1.09%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	4.54%	5.36%	8.59%
Ratio of net investment income to average net assets	1.45%	1.17%	2.07%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.94% )	(3.04% )	(5.43% )
Portfolio turnover	9%	25%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–31

Presidential® Managed Risk 2050 Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Presidential® Managed Risk 2050 Fund Class I

	Six Months
	Ended	Year	11/2/11[2]
	3/31/14[1]	Ended	to
	(Unaudited)	9/30/13	9/30/12

Net asset value, beginning of period	$11.66	$10.46	$10.00

Income from investment operations:
Net investment income[3]	0.12	0.18	0.24
Net realized and unrealized gain	0.55	1.13	0.38

Total from investment operations	0.67	1.31	0.62

Less dividends and distributions from:
Net investment income	(0.20)	(0.11)	(0.16)

Total dividends and distributions	(0.20)	(0.11)	(0.16)

Net asset value, end of period	$12.13	$11.66	$10.46

Total return[4]	5.72%	12.59%	6.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$2,862	$2,664	$2,185
Ratio of expenses to average net assets[5]	0.65%	0.65%	0.59%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	4.04%	4.86%	8.09%
Ratio of net investment income to average net assets	1.96%	1.67%	2.57%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.43% )	(2.54% )	(4.93% )
Portfolio turnover	9%	25%	29%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–32

Presidential® Managed Risk Moderate Fund

Financial Highlights

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                     Presidential® Managed Risk Moderate Fund Class A

11/1/13[1] to 3/31/14
Net asset value, beginning of period	$ 10.00

Income from investment operations:
Net investment income[2]	0.07
Net realized and unrealized gain	0.17

Total from investment operations	0.24

Less dividends and distributions from:
Net investment income	(0.06)

Total dividends and distributions	(0.06)

Net asset value, end of period	$ 10.18

Total return[3]	2.41%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 26
Ratio of expenses to average net assets[4]	0.88%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	11.98%
Ratio of net investment income to average net assets	1.78%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(9.32%)
Portfolio turnover	7%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–33

Presidential® Managed Risk Moderate Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                     Presidential® Managed Risk Moderate Fund Class C

11/1/13[1] to 3/31/14
Net asset value, beginning of period	$ 10.00

Income from investment operations:
Net investment income[2]	0.06
Net realized and unrealized gain	0.18

Total from investment operations	0.24

Less dividends and distributions from:
Net investment income	(0.06)

Total dividends and distributions	(0.06)

Net asset value, end of period	$ 10.18

Total return[3]	2.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 10
Ratio of expenses to average net assets[4]	1.13%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	12.23%
Ratio of net investment income to average net assets	1.53%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(9.57%)
Portfolio turnover	7%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–34

Presidential® Managed Risk Moderate Fund

Financial Highlights (continued)

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                     Presidential® Managed Risk Moderate Fund Class I

11/1/13[1] to 3/31/14
Net asset value, beginning of period	$ 10.00

Income from investment operations:
Net investment income[2]	0.08
Net realized and unrealized gain	0.18

Total from investment operations	0.26

Less dividends and distributions from:
Net investment income	(0.07)

Total dividends and distributions	(0.07)

Net asset value, end of period	$ 10.19

Total return[3]	2.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,030
Ratio of expenses to average net assets[4]	0.63%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	11.73%
Ratio of net investment income to average net assets	2.03%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(9.07%)
Portfolio turnover	7%

[1]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Presidential® Managed Risk Funds–35

Presidential® Managed Risk Funds

Notes to Financial Statements

March 31, 2014 (unaudited)

Lincoln Advisors Trust (LAT or the Trust) is organized as a Delaware statutory trust and consists of 6 series (Series). These financial statements and the related notes pertain to: Presidential® Managed Risk 2010 Fund, Presidential® Managed Risk 2020 Fund, Presidential® Managed Risk 2030 Fund, Presidential® Managed Risk 2040 Fund, Presidential® Managed Risk 2050 Fund and Presidential® Managed Risk Moderate Fund (which commenced operations on November 1, 2013), (each, a Fund, or collectively, the Funds). The Trust is an open-end investment company. The Funds are considered non-diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class C and Class I shares. The Class A shares and Class C shares are subject to a distribution and service (Rule 12b-1) fee. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first eighteen months. Class C shares are normally subject to a CDSC of 0.50%, if redeemed during the first twelve months. Class I shares are not subject to a sales charge. The Funds’ shares are available only to investors purchasing through Lincoln affiliates.

Each Fund invests a significant portion of its assets in Exchange-Traded Funds (ETFs) and investment companies (mutual funds) that are advised by non-affiliated managers (collectively, the Underlying Funds). The Underlying Funds invest in U.S. and foreign stocks, bonds and money market instruments. A significant portion of the Underlying Funds will employ a passive investment style (i.e., index funds). In addition to mutual fund investments, the Funds employ an actively managed risk management overlay strategy that invests directly in exchange-traded futures to seek to control overall portfolio volatility and hedge downside equity market risk.

The Presidential® Managed Risk 2010 Fund, Presidential® Managed Risk 2020 Fund, Presidential® Managed Risk 2030 Fund, Presidential® Managed Risk 2040 Fund and Presidential® Managed Risk 2050 Fund are target-date funds, which are designed for investors planning to retire close to the year indicated in the name of the Fund. The investment objective of the target-date funds is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.

The investment objective of the Presidential® Managed Risk Moderate Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation–ETFs, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. The Funds value Underlying Funds that are open-end Funds at their published net asset value (NAV) computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each Underlying Fund are valued under the valuation policy of each Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Futures contracts are valued at the daily quoted settlement prices.

Federal Income Taxes–No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken on federal income tax returns for the open tax years (September 30, 2012-September 30, 2013), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued to unrecognized tax benefits in interest expenses, and penalties in other expenses on the statements of operations. During the six months ended March 31, 2014, the Funds did not incur any interest or tax penalties.

Class Accounting–Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions–Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with each Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which is due to changes in the foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Presidential® Managed Risk Funds–36

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

1. Significant Accounting Policies (continued)

Use of Estimates–The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other–Expenses common to all Series of the Trust are allocated to each Series based on their relative net assets. Expenses exclusive to a specific Series within the Trust are charged directly to the applicable Series. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date. The Funds declare and distribute dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custodian fees. There were no earnings credits for the six months ended March 31, 2014. There were no earnings credits for the period November 1, 2013 (the date operations commenced), through March 31, 2014 for the Presidential® Managed Risk Moderate Fund.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Advisors Corporation (LIAC) is a registered investment advisor and wholly owned subsidiary of The Lincoln National Life Insurance Company (Lincoln Life), a wholly owned subsidiary of Lincoln National Corporation. LIAC is responsible for overall management of each Fund’s investment portfolio, and providing certain administrative services to each Fund. For its services, LIAC receives a management fee at an annual rate of 0.40% of the average daily net assets of each Fund. This fee is in addition to the management fee indirectly paid to the investment advisors of the Underlying Funds. LIAC has contractually agreed to waive a portion of its advisory fee. The waiver amount is 0.10% of average daily net assets of each Fund. This agreement will continue at least through January 28, 2015, and cannot be terminated before that date without the mutual agreement of the Trust’s Board of Trustees (Board) and LIAC.

LIAC has contractually agreed to reimburse each Fund to the extent that the Fund’s annual operating expenses (excluding Underlying Fund fees and expenses and shareholder services fees) exceed 0.50% of each Fund’s average daily net assets for Class I shares (0.75% for Class A shares and 1.00% for Class C shares). The agreement will continue at least through January 28, 2015, and cannot be terminated before that date without the mutual agreement of the Board and LIAC.

Pursuant to an administration agreement with the Trust, Lincoln Life provides various administrative services necessary for the operation of the Funds. For these services, the Funds are reimbursing Lincoln Life for the cost of administration and internal legal services. For the six months ended March 31, 2014, fees for these administrative and legal services amounted as follows:

	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund*
Administration fees	$28,925	$35,117	$22,979	$14,876	$8,933	$2,323
Legal fees	9,871	11,979	7,824	5,062	3,053	770

Lincoln Life also performs daily trading operations. For the six months ended March 31, 2014, each Fund reimbursed Lincoln Life for the cost of these sevices as follows:

	Presidential® Managed Risk 2010 Fund	Presidential® Managed Risk 2020 Fund	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2040 Fund	Presidential® Managed Risk 2050 Fund	Presidential® Managed Risk Moderate Fund*
Trading operation fees	$63	$79	$51	$33	$20	$7

Pursuant to a distribution and service plan, the Funds are authorized to pay service organizations, including affiliates of LIAC, out of the assets of the Class A shares and Class C shares, an annual fee (Plan Fee) not to exceed 0.30% of average daily net assets of the Class A shares and 1.00% of average daily net assets of the Class C shares, as compensation, or reimbursement, for services rendered and/or expenses borne. The Trust entered into a distribution agreement with Lincoln Financial Distributors, Inc. (LFD), an affiliate of LIAC, whereby the Plan Fee is currently limited to 0.25% of the average daily net assets of the Class A shares and 0.50% of the Class C shares. This limitation can be adjusted only with the consent of the Board. No distribution expenses are paid by Class I shares.

In addition to the Plan Fee, the Funds may pay a Servicing Fee to parties who perform certain shareholder services such as recordkeeping, maintaining shareholder accounts and other client and communication services. The Servicing Fee cannot exceed 0.25% of daily average net assets. The Funds pay Lincoln Retirement Services Company (LRSC), a wholly owned subsidiary of Lincoln Life, a Servicing Fee of 0.15%.

Presidential® Managed Risk Funds–37

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

2. Management Fees and Other Transactions With Affiliates (continued)

In addition to the management fees and other expenses reflected on the Statements of Operations, the Funds indirectly bear the investment management fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

At March 31, 2014, the Funds had receivables due from or liabilities payable to affiliates as follows:

	Presidential®	Presidential®	Presidential®	Presidential®	Presidential®	Presidential®
	Managed Risk	Managed Risk	Managed Risk	Managed Risk	Managed Risk	Managed Risk
	2010 Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund	Moderate Fund
Expense reimbursement from LIAC	$10,890	$12,255	$10,183	$9,128	$7,905	$10,152
Management fees payable to LIAC	4,034	5,147	3,258	2,181	1,265	523
Distribution fees payable to LFD	2,848	3,651	2,149	1,215	454	9
Servicing fees payable to LRSC	2,017	2,573	1,629	1,090	633	261
Trading operation fees payable to Lincoln Life	11	14	9	6	3	1

Certain officers and trustees of the Funds are also officers or directors of Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York and receive no compensation from the Funds. The Funds pay the compensation of unaffiliated trustees.

At March 31, 2014, Lincoln Life directly owned the following percentages of the below Fund’s Class shares:

	Presidential®	Presidential®	Presidential®	Presidential®	Presidential®	Presidential®
	Managed Risk	Managed Risk	Managed Risk	Managed Risk	Managed Risk	Managed Risk
	2010 Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund	Moderate Fund
Class A	—	—	—	—	—	39.34%
Class C	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Class I	95.97%	78.89%	89.57%	86.45%	87.53%	100.00%

*Commencement of operations was November 1, 2013.

3. Investments

For the six months ended March 31, 2014, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Presidential®	Presidential®	Presidential®	Presidential®	Presidential®	Presidential®
	Managed Risk	Managed Risk	Managed Risk	Managed Risk	Managed Risk	Managed Risk
	2010 Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund	Moderate Fund*
Purchases	$3,306,838	$4,015,751	$1,746,930	$1,506,118	$551,367	$2,081,464
Sales	3,177,986	2,159,367	1,695,587	872,569	419,068	129,544

At March 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

	Presidential®	Presidential®	Presidential®	Presidential®	Presidential®	Presidential®
	Managed Risk	Managed Risk	Managed Risk	Managed Risk	Managed Risk	Managed Risk
	2010 Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund	Moderate Fund
Cost of investments	$14,462,540	$18,344,383	$10,968,154	$7,288,787	$4,061,049	$2,028,670

Aggregate unrealized appreciation	$1,700,905	$2,243,519	$1,688,417	$1,289,396	$975,181	$51,098
Aggregate unrealized depreciation	(254,366)	(210,276)	(123,394)	(60,354)	(25,714)	(7,296)

Net unrealized appreciation	$1,446,539	$2,033,243	$1,565,023	$1,229,042	$949,467	$43,802

The Regulated Investment Company Modernization Act of 2010 (the Act) was enacted on December 22, 2010. The Act made changes to several tax rules, including providing for the unlimited carryover of future capital losses. The Act also provides that each capital loss carryforward retains its character as short-term or long-term capital loss.

Presidential® Managed Risk Funds–38

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

3. Investments (continued)

Losses incurred that will be carried forward under the Act are as follows:

	Presidential® Managed Risk 2030 Fund	Presidential® Managed Risk 2050 Fund
Loss carryforward character:
Short-term	$30,728	$26,147
Long-term	34,269	20,759

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3–	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

The following table summarizes the valuation of each Fund’s investments by fair value hierarchy levels as of March 31, 2014:

	Presidential®	Presidential®	Presidential®	Presidential®	Presidential®	Presidential®
	Managed Risk	Managed Risk	Managed Risk	Managed Risk	Managed Risk	Managed Risk
Level 1	2010 Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund	Moderate Fund
Unaffiliated Investment Companies	$15,909,079	$20,377,626	$12,533,177	$8,517,829	$5,010,516	$2,072,472

Futures Contracts	$(15,643)	$(18,040)	$(13,843)	$(9,968)	$(4,521)	$—

There were no Level 3 investments at the beginning or end of the period.

During the six months ended March 31, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments. For the Presidential® Managed Risk Moderate Fund, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments during the period November 1, 2013* through March 31, 2014. The Funds’ policy is to recognize transfers between levels as of the beginning of the reporting period in which the transfer occurred.

*Commencement of operations was November 1, 2013.

Presidential® Managed Risk Funds–39

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

4. Capital Shares

Transactions in capital shares were as follows:

	Presidential®		Presidential®		Presidential®
	Managed Risk		Managed Risk		Managed Risk
	2010 Fund		2020 Fund		2030 Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	3/31/14	9/30/13	3/31/14	9/30/13	3/31/14	9/30/13
Shares sold:
Class A	246,145	913,631	285,923	1,014,513	116,276	800,430
Class I	740	8,519	15,912	53,367	5,071	18,913
Shares issued upon reinvestment of dividends and distributions:
Class A	13,547	6,496	15,731	5,059	9,840	3,311
Class C	10	7	9	6	9	6
Class I	3,030	1,718	3,405	1,576	3,151	1,362

	263,472	930,371	320,980	1,074,521	134,347	824,022

Shares redeemed:
Class A	(235,147)	(293,938)	(119,282)	(128,967)	(108,900)	(166,920)
Class I	(756)	(23)	(8,222)	(8,006)	(354)	(51)

	(235,903)	(293,961)	(127,504)	(136,973)	(109,254)	(166,971)

Net increase	27,569	636,410	193,476	937,548	25,093	657,051

	Presidential®		Presidential®		Presidential®
	Managed Risk		Managed Risk		Managed Risk
	2040 Fund		2050 Fund		Moderate Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	11/1/13* to
	3/31/14	9/30/13	3/31/14	9/30/13	3/31/14
Shares sold:
Class A	92,292	378,890	27,723	164,785	2,548
Class C	—	—	—	—	1,000
Class I	4,484	32,871	5,211	19,616	198,000
Shares issued upon reinvestment of dividends and distributions:
Class A	5,479	1,798	2,287	1,074	9
Class C	10	7	12	9	6
Class I	3,426	1,542	3,743	2,106	1,274

	105,691	415,108	38,976	187,590	202,837

Shares redeemed:
Class A	(34,842)	(57,270)	(13,549)	(29,947)	—
Class I	(6,680)	(95)	(1,431)	(2,094)	—

	(41,522)	(57,365)	(14,980)	(32,041)	—

Net increase	64,169	357,743	23,996	155,549	202,837

*Commencement of operations.

5. Derivatives

U.S. GAAP requires disclosures that enable shareholders to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Futures Contracts–Each Fund may use futures in the normal course of pursuing its investment objectives and strategies. Each Fund may invest in futures contracts to hedge against fluctuations in the value of its portfolio securities. In addition, each Fund may take long or short positions in futures to seek to control overall portfolio volatility and to hedge overall market risk. Upon entering into a futures contract, the Funds deposit cash or pledge U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value

Presidential® Managed Risk Funds–40

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Presidential® Managed Risk 2010 Fund

Fair values of derivative instruments as of March 31, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Futures contracts)	Liabilities net of receivables and other assets.	$3,194	Liabilities net of receivables and other assets.	$—
Equity contracts (Futures contracts)	Liabilities net of receivables and other assets.	—	Liabilities net of receivables and other assets.	(18,837)

Total		$3,194		$(18,837)

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(14,786)	$8,525
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(106,762)	(21,530)

Total		$(121,548)	$(13,005)

Presidential® Managed Risk 2020 Fund

Fair values of derivative instruments as of March 31, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Futures contracts)	Receivables and other assets net of liabilities	$6,388	Receivables and other assets net of liabilities	$—
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(24,428)

Total		$6,388		$(24,428)

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(27,010)	$14,334
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(143,523)	(27,256)

Total		$(170,533)	$(12,922)

Presidential® Managed Risk Funds–41

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

Presidential® Managed Risk 2030 Fund

Fair values of derivative instruments as of March 31, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Futures contracts)	Receivables and other assets net of liabilities	$3,194	Receivables and other assets net of liabilities	$—
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(17,037)

Total		$3,194		$(17,037)

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(20,343)	$11,191
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(102,316)	(20,484)

Total		$(122,659)	$(9,293)

Presidential® Managed Risk 2040 Fund

Fair values of derivative instruments as of March 31, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Futures contracts)	Receivables and other assets net of liabilities	$3,194	Receivables and other assets net of liabilities	$—
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(13,162)

Total		$3,194		$(13,162)

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(17,792)	$8,525
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(94,799)	(14,859)

Total		$(112,591)	$(6,334)

Presidential® Managed Risk Funds–42

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

5. Derivatives (continued)

Presidential® Managed Risk 2050 Fund

Fair values of derivative instruments as of March 31, 2014 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net Assets Location	Fair Value	Statement of Net Assets Location	Fair Value
Currency contracts (Futures contracts)	Receivables and other assets net of liabilities	$3,194	Receivables and other assets net of liabilities	$—
Equity contracts (Futures contracts)	Receivables and other assets net of liabilities	—	Receivables and other assets net of liabilities	(7,715)

Total		$3,194		$(7,715)

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Currency contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(12,211)	$5,860
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	(69,902)	(8,176)

Total		$(82,113)	$(2,316)

Presidential® Managed Risk Moderate Fund

The effect of derivative instruments on the Statement of Operations for the period November 1, 2013* through March 31, 2014 was as follows:

	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity contracts (Futures contracts)	Net realized loss on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	$(12,183)	$—

Derivatives Generally–The table below summarizes the average balance of derivative holdings by each Fund during six months ended March 31, 2014. The average balance of derivatives held is generally similar to the volume of derivative activity for the six months ended March 31, 2014.

	Asset Derivative Volume Futures Contracts (Average Notional Value)	Liability Derivative Volume Futures Contracts (Average Notional Value)
Presidential® Managed Risk 2010 Fund	$—	$1,581,273
Presidential® Managed Risk 2020 Fund	—	2,184,999
Presidential® Managed Risk 2030 Fund	—	1,488,656
Presidential® Managed Risk 2040 Fund	—	1,100,399
Presidential® Managed Risk 2050 Fund	—	715,548
Presidential® Managed Risk Moderate Fund*	40,568	18,048

*Commenced operations on November 1, 2013.

Presidential® Managed Risk Funds–43

Presidential® Managed Risk Funds

Notes to Financial Statements (continued)

6. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of material loss to be remote.

7. Subsequent Events

Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ financial statements.

Presidential® Managed Risk Funds–44

Presidential® Managed Risk Funds

Other Fund Information (unaudited)

Approval of Investment Management Agreement for Presidential Managed Risk Moderate Fund

On March 5 and 6, 2013, the Board of Trustees (“Board”) of Lincoln Advisors Trust (the “Trust”) met to consider the organization and offering of the Presidential Managed Risk Moderate Fund (the “Fund”), a new series of the Trust, and the appointment of Lincoln Investment Advisors Corporation (“LIAC”) as investment adviser to the Fund. Under normal market conditions, the Fund will invest approximately 60% of its assets in underlying funds which invest primarily in equity securities and approximately 40% of its assets in underlying funds which invest primarily in fixed income securities. The Fund will employ an actively managed risk-management overlay using up to 20% of its net assets. The risk-management strategy consists of using hedging instruments (short positions in exchange- traded futures contracts) to manage overall portfolio volatility and to reduce or mitigate equity market risk.

The trustees who are not “interested persons” of the Trust as such term is defined in the Investment Company Act of 1940, as amended (“the Independent Trustees”), reported that they met in executive session with their independent legal counsel and reviewed materials provided by LIAC and The Lincoln National Life Insurance Company (“Lincoln Life” and together with LIAC, “Fund Management”). In addition, the Independent Trustees were advised by their independent legal counsel of their fiduciary duties pertaining to approval of the investment advisory agreement and the factors that they should consider in approving such agreement. In considering approval of the agreement, the Independent Trustees did not identify any single factor or group of factors as all-important or controlling and considered all factors together. The Independent Trustees reported that they had considered the following factors, among others, and reached the following conclusions with respect to their recommendations to the Board.

Investment Management Agreement

In considering the approval of the investment management agreement with LIAC with respect to the Fund, the Board considered the nature, extent and quality of services proposed to be provided to the Fund by LIAC, including LIAC personnel and resources, and that LIAC serves as investment adviser for the currently existing funds of the Trust. The Board reviewed the services to be provided by LIAC in serving as investment adviser, the personnel constituting the investment oversight and compliance staff, and regulatory and compliance matters. The Independent Trustees also noted that it was anticipated that LIAC would engage consultants to provide risk management and asset allocation services. This advisory/consulting structure is the same as that of the Lincoln Variable Insurance Products Trust’s Managed Risk Profile Funds and the other Presidential Funds of the Trust.

The Board also considered that Lincoln Life would provide administrative services for the Fund as it does for the existing funds of the Trust and that certain Lincoln Life personnel would also be providing services to the Fund on behalf of LIAC. Based on this information, the Board concluded that the services to be provided by LIAC were expected to be acceptable.

The Board reviewed the proposed management fee rates and estimated expense ratios for the Fund. The Board also compared the management fee to the average and median management fees in the Morningstar US OE Moderate Allocation retail funds peer group provided by Fund Management for the Fund. The Board noted that the proposed management fee of 0.40% was below the average and the median of the management fees shown in the peer group provided. The Board concluded that the proposed advisory fee schedule was reasonable.

With respect to performance, the Board considered that the Fund had not commenced operations.

The Board also reviewed the pro forma profitability analysis to LIAC for the Fund and concluded that the estimated profitability of LIAC in connection with the management of the Fund was not expected to be unreasonable.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether the fee levels reflect a reasonable sharing of such economies of scale for the benefit of fund investors. The Board noted that Fund Management proposed to implement an advisory fee waiver of 0.10% and an expense limitation for each class of shares through January 28, 2015 for the Fund. Because the Fund is newly organized, the Board determined to review economies of scale after the Fund had commenced operations.

The Board reviewed materials provided by LIAC as to any additional benefits LIAC may receive due to its association with the Fund, and noted that affiliates of LIAC provide various services to other Lincoln funds and are proposed to provide similar services to the Fund.

Based on all the information considered and conclusions reached, the Board determined that the terms of the proposed investment management agreement for the Fund are fair and reasonable and that the approval of the agreement is in the best interests of the Fund.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q is available without charge on the Commission’s website at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. You may also request a copy by calling 1-800-4LINCOLN (454-6265).

For a free copy of the Fund proxy voting procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, please call 1-800-4LINCOLN (454-6265) or visit the Securities and Exchange Commission’s website at http://www.sec.gov.

Presidential® Managed Risk Funds–45

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Lincoln Advisors Trust

By (Signature and Title)*         /s/ Daniel R. Hayes

Daniel R. Hayes, President

(principal executive officer)

Date     5/16/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Daniel R. Hayes

Daniel R. Hayes, President

(principal executive officer)

Date     5/16/14

By (Signature and Title)*         /s/ William P. Flory, Jr.

William P. Flory, Jr., Chief Accounting Officer

(principal financial officer)

Date     5/16/14

* Print the name and title of each signing officer under his or her signature.